PROFIT/(LOSS) FOR THE YEAR ON DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
Disclosure of loss on discontinued operations [Abstract]
PROFIT/(LOSS) ON DISCONTINUED OPERATIONS
10.	PROFIT/(LOSS) FOR THE YEAR ON DISCONTINUED OPERATIONS

In 2016, management decided to cease the development of Cardiac point-of-care tests on the Meritas platform. These products were being developed by the Group’s subsidiary Fiomi Diagnostics (“Fiomi”) located in Sweden. The decision to cease the development work and to close the Swedish operation came after the company held a meeting with the U.S. Food and Drug Administration (“FDA”) in order to obtain an update on the Meritas Troponin premarket submission. At that meeting the FDA suggested that the submission should be withdrawn. The FDA made it known that any new point-of-care Troponin product would be required to demonstrate performance equivalent to the most recently cleared laboratory-based device. As there was no certainty that this level of performance could ever be achieved by the point-of-care Meritas product, even with the benefit of further development efforts, management decided to cease the development work on Troponin I and the analyzer and its sister products, BNP and D-dimer.

Expenses, gains and losses relating to the discontinuation of the Cardiac point-of-care tests operation have been eliminated from profit or loss from the Group’s continuing operations and are shown as a single line item (net of related taxes) on the face of the Consolidated Statement of Operations. The discontinued operation had no revenues since commencement as the products were still in their development phase. In 2016, the loss on discontinued operations included the write off of the carrying value of all capitalised development costs, goodwill, property, plant and equipment, inventories and other assets associated with the Meritas project. It also included a provision for the cost of closing the Swedish facility, mainly consisting of contractual obligations associated with terminating premises and supplier contracts, as well as redundancy costs for 41 employees.

In 2017, settlements were negotiated with a number of counterparties that were lower than had been estimated in the previous years’ financial statements. The resultant excess provision for closure costs was released to the Consolidated Statement of Operations. During 2017, all remaining employees and all operating lease obligations were terminated. The loss on discontinued operations in 2017 also included a charge in relation to foreign translation reserves that had been recognised in previous periods as a reserve movement. In 2018, taxes paid to the Swedish tax authorities were recovered and there was a resulting tax credit of US$590,000.

The operating loss for the Cardiac point-of-care tests operation in Sweden and the profit/(loss) on remeasurement of its assets and liabilities are summarised as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Revenues	—	—	—
Operating expenses	—	—	(827)

Operating loss	—	—	(827)
Interest expenses	—	—	(5)

Loss from discontinued operations before tax	—	—	(832)
Income tax credit/(expense)	—	—	186

Loss for the year	—	—	(646)
Profit/(Loss) on remeasurement of assets and liabilities:
Property, plant and equipment (note 12)	—	—	(4,647)
Goodwill and intangible assets (note 13)	—	—	(49,433)
Inventories	—	—	(2,578)
Closure costs	(22)	1,794	(5,846)
Foreign currency translation reserve	—	(3,080)	(3,779)
Tax credit/(expense)	590	(323)	4,887

Total profit/(loss)	568	(1,609)	(61,396)
Profit/(Loss) for the year from discontinued operations	568	(1,609)	(62,042)

Basic earnings per ordinary share – discontinued operations

Basic earnings/(loss) per ordinary share for discontinued operations is computed by dividing the profit/(loss) after taxation on discontinued operations of US$568,000 (2017: loss US$1,609,000) (2016: loss US$62,042,000) for the financial year by the weighted average number of ‘A’ ordinary shares in issue. As at December 31, 2018, this amounted to 83,612,908 shares (2017: 86,486,409 shares) (2016: 91,858,813 shares), see note 11 for further details.

Diluted earnings per ordinary share – discontinued operations

Diluted earnings/(loss) per ordinary share for discontinued operations is computed by dividing the profit/(loss) after taxation on discontinued operations of US$568,000 (2017: loss US$1,609,000) (2016: loss US$62,042,000) for the financial year by the diluted weighted average number of ordinary shares in issue of 103,508,820 (2017: 107,510,179) (2016: 113,197,598), see note 11 for further details. Under IAS 33 Earnings per Share, diluted earnings per share cannot be anti-dilutive. Therefore, diluted loss per ADS in accordance with IFRS is equal to basic earnings per ADS.

Earnings per ADS

In June 2005, Trinity Biotech adjusted its ADS ratio from 1 ADS: 1 ordinary share to 1 ADS: 4 ordinary shares. Earnings per ADS for all periods presented have been restated to reflect this exchange ratio.

Basic earnings/(loss) per ADS for discontinued operations is computed by dividing the profit after taxation on discontinued operations of US$568,000 (2017: loss US$1,609,000) (2016: loss US$62,042,000) for the financial year by the weighted average number of ADS in issue of 20,903,227 (2017: 21,621,602); (2016: 22,964,703), see note 11 for further details.

Diluted earnings/(loss) per ADS for discontinued operations is computed by dividing the profit after taxation on discontinued operations of US$568,000 (2017: loss US$1,609,000) (2016: loss US$62,042,000) for the financial year, by the diluted weighted average number of ADS in issue of 25,877,205 (2017: 26,877,544) (2016: 28,299,399), see note 11 for further details.

	December 31, 2018	December 31, 2017	December 31, 2016
Basic earnings/(loss) per ADS (US Dollars) – discontinued operations	0.03	(0.07)	(2.70)
Diluted earnings/(loss per ADS (US Dollars) – discontinued operations	0.02	(0.07)	(2.70)
Basic earnings/(loss) per ‘A’ share (US Dollars) – discontinued operations	0.01	(0.02)	(0.68)
Diluted earnings/(loss) per ‘A’ share (US Dollars) – discontinued operations	0.01	(0.02)	(0.68)

Cash flows

The cash flows attributable to discontinued operations are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Cash flows from operating activities	527	(2,847)	(1,623)
Cash flows from investing activities	-	-	(8,989)

There were no cash flows from financing activities attributable to discontinued operations for the years ended December 31, 2018, 2017 or 2016.